Prepayments, receivables and other assets (Tables)	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of prepayments, receivables and other assets

	December 31,
	2024	2023
	US$	US$

Contract asset	3,454,309	6,888,954
Safeguarding assets	3,790,176	1,983,116
Other receivables	89,029	100,144
Prefunding to remittances partner	13,829,321	21,082,897
Deposits	316,872	1,402,729
Goods and services tax/ Value-added tax recoverable	27,680	26,493
Prepayments	1,259,527	553,258
Airtime stock	498,728	607,308
Inventory	89,111	125,603
Current tax recoverable	297,323	360,358
Others	1,086,316	1,094,379
	24,738,392	34,225,239

Schedule of movement of contract assets

Movement of contract assets are as follows:

	December 31,
	2024	2023
	US$	US$

As at January 1	6,888,954	4,657,799
Rights of consideration for service rendered but not billed	(3,434,645)	2,231,155
As at December 31	3,454,309	6,888,954